ING SERIES FUND, INC.

ING Balanced Fund

ING Growth and Income Fund

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus Small Cap Fund

( each “Fund” and collectively the “Funds”)

Supplement dated April 30, 2010

to the Funds’ Class A, Class B and Class C Prospectus, Class I and Class W Prospectus,

 Class O Prospectus and Class R Prospectus each dated September 30, 2009

(each a “Prospectus” and collectively “Prospectuses”)

ING Balanced Fund, ING Index Plus Fund, ING Index Plus MidCap Fund and ING Index Plus Small Cap Fund.

Effective April 30, 2010, Pranay Gupta is added as a co-portfolio manager to the Funds. The Funds’ Prospectuses are revised as follows:

1.               The following sentence is added to the first paragraph of the sections entitled “Management of the Funds — Adviser and Sub-Advisers — ING Balanced Fund” and “Management of the Funds — Adviser and Sub-Advisers — ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus Small Cap Fund” of the Funds’ Class A, Class B and Class C Prospectus, Class I and Class W Prospectus, Class O Prospectus and Class R Prospectus:

Mr. Gupta has co-managed the Fund since April 2010.

2.               The following paragraph is added to the sections entitled “Management of the Funds — Adviser and Sub-Advisers — ING Balanced Fund” and “Management of the Funds — Adviser and Sub-Advisers — ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus Small Cap Fund” of the Funds’ Class A, Class B and Class C Prospectus, Class I and Class W Prospectus, Class O Prospectus and Class R Prospectus:

Pranay Gupta, Portfolio Manager, is a member of the Global Investment Leadership Team of ING Investment Management, with specific responsibility for Asia Pacific, Global Quantitative Strategies, and Global Diagnostics. Mr. Gupta joined ING IM in 2009 from the Pearl Group, where he was Deputy Chief Investment Officer and a Member of the Board from 2006-2009. At Pearl, Mr. Gupta was responsible for the overall framework for strategy and asset allocation and investment risk analytics, and also managed the Systematic Strategies Fund — a multi strategy quantitative fund, with an absolute return target. Mr. Gupta was the Head of Global Quantitative Strategies at ABP Investments (Netherlands), from November 2002 to April 2006, where he managed a $24 billion quantitative multi-strategy fund.

ING Growth and Income Fund

On or about March 11, 2010, the Fund’s Board of Directors approved changing the Fund’s name from “ING Growth and Income Fund” to “ING Core Equity Research Fund” and subsequent changes to the Fund’s principal investment strategies.  Effective April 30, 2010, the Fund’s Prospectuses are revised as follows:

1.               All references to “ING Growth and Income Fund” are hereby deleted and replaced with “ING Core Equity Research Fund.”

2.               The first paragraph of the section entitled “ING Growth and Income Fund — Principal Investment Strategies” of the Fund’s Class A, Class B and Class Prospectus, Class I and Class W Prospectus and Class O Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

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ING SERIES FUND, INC.

ING Balanced Fund

ING Growth and Income Fund

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 30, 2010

to the Funds’ Class A, Class B, Class C, Class I, Class O, Class R and Class W shares

Statement of Additional Information (“SAI”) dated September 30, 2009

ING Balanced Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund

Effective April 30, 2010, Pranay Gupta is added as a co-portfolio manager of the Funds.

The Funds’ SAI is amended to reflect the following:

1.                                           The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” found on pages 74 and 76, respectively, of the SAI are amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Pranay Gupta(1)	0	0	0	0	0	0

(1) As of March 31, 2010.

Portfolio Manager Ownership of Securities

Dollar Range of
Portfolio Manager	Fund	Fund Shares Owned
Pranay Gupta(1)	Balanced Fund	None
	Index Plus LargeCap Fund	None
	Index Plus MidCap Fund	None
	Index Plus SmallCap Fund	None

(1) As of March 31, 2010.

ING Growth and Income Fund

On or about March 11, 2010, the Fund’s Board of Directors approved changing the Fund’s name from “ING Growth and Income Fund” to “ING Core Equity Research Fund” and subsequent changes to the Fund’s principal investment strategies.  Effective April 30, 2010, the Fund’s SAI is revised as follows:

1.               All references to “ING Growth and Income Fund” and “Growth and Income Fund” are hereby deleted and replaced with “ING Core Equity Research Fund” and “Core Equity Research Fund,” respectively.

2.               The following paragraph is added at the end of the section entitled “Fundamental and Non-Fundamental Investment Restrictions and Policies” of the Fund’s SAI:

ING Core Equity Research Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE